Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies
20.	Contingencies
Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2020 and 2021, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows.